VESSELS AND EQUIPMENT (Notes)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Line Items]
VESSELS AND EQUIPMENT
VESSES AND EQUIPMENT, NET

In March 2014, a subsidiary of ITCL entered into an agreement to sell the VLCC Ulysses to an unrelated third party and the vessel was delivered to the buyer on March 11, 2014.

In May 2014, the Company took delivery of the Front Ull, the first of two Suezmax newbuildings the Company has ordered from Rongsheng shipyard.